Employee Benefit Plans (Details 6) $ in Thousands	Dec. 31, 2014 USD ($)
Future benefit payments expected to be paid
Pension benefits, 2016	$ 513
Pension benefits, 2017	637
Pension benefits, 2018	660
Pension benefits, 2019	788
Pension benefits, 2020	859
Pension benefits, 2021 to 2025	$ 5,530